Short Term Deposits - Schedule of Short Term Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short Term Deposits [Line Items]
Bank deposits	$ 3,861	$ 20,195
U.S [Member]
Schedule of Short Term Deposits [Line Items]
Bank deposits	61	9,259
NIS [Member]
Schedule of Short Term Deposits [Line Items]
Bank deposits	$ 3,800	$ 10,936